Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
ASSETS:
Cash and Cash Equivalents	$ 12,705,910	$ 10,319,624
Certificates of Deposit with Other Banks	1,200,010	1,950,010
Investment and Mortgage-Backed Securities:
Available For Sale: (Amortized Cost of $420,876,924 and $430,241,854 at December 31, 2014 and 2013, Respectively)	386,255,837	384,973,906
Held To Maturity: (Fair Value of $69,965,869 and $34,122,925 at March 31, 2012 and 2011, Respectively)	23,638,013	27,080,970
Investments	409,893,850	412,054,876
Loans Receivable, Net:
Held For Sale	1,781,985	3,051,950
Loans and Leases Receivable, Net Amount	428,271,532	387,441,247
Total Loans Receivable, Net	430,053,517	390,493,197
Accrued Interest Receivable:
Loans	1,257,683	1,067,657
Mortgage-Backed Securities	591,849	589,000
Investment Securities	1,877,844	1,699,961
Total Accrued Interest Receivable	3,727,376	3,356,618
Premises and Equipment, Net	24,174,707	22,797,844
Federal Home Loan Bank (FHLB) Stock, at Cost	2,204,000	2,931,900
Other Real Estate Owned (OREO)	722,442	1,115,671
Bank Owned Life Insurance (BOLI)	21,237,893	18,797,893
Goodwill	1,199,754	1,199,754
Other Assets	5,494,800	3,795,212
Total Assets	912,614,259	868,812,599
Liabilities:
Deposit Accounts	767,496,707	702,106,619
Advances From FHLB	34,030,000	51,680,000
Other Borrowings	10,698,429	11,307,161
Other Notes Payable, Noncurrent	2,362,500	8,500,000
Junior Subordinated Debentures	5,155,000	5,155,000
Advance Payments By Borrowers For Taxes and Insurance	258,505	269,761
Senior Convertible Debentures	6,064,000	6,064,000
Other Liabilities	6,030,685	5,806,604
Total Liabilities	832,095,826	790,889,145
Commitments (Notes 5 and 18)
Shareholders' Equity:
Common Stock, $.01 Par Value; Authorized 5,000,000 Shares; Issued And Outstanding Shares, 3,144,934 And 2,944,001, Respectively, At March 31, 2012 And 2011	31,548	31,539
Additional Paid-In Capital	12,235,341	12,212,844
Treasury Stock, At Cost (200,933 Shares At March 31, 2012 And 2011, Respectively)	(4,330,712)	(4,330,712)
Nonvested Restricted Stock		0
Accumulated Other Comprehensive (Loss) Income	(27,909)	2,932,122
Retained Earnings	72,610,165	67,077,661
Total Shareholders' Equity	80,518,433	77,923,454
Total Liabilities and Shareholders' Equity	$ 912,614,259	$ 868,812,599